Share-based compensation - Share incentive plan, modification (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Granted				18,459,565	88,434,809	12,981,876
Share-based compensation expense			¥ 1,235,497	¥ 3,471,470	¥ 24,833,089	¥ 3,413,292
Number of original options affected by modification of award					1,020,551	20,280,382
Number of new options issued in connection with modification of award					688,826	25,905,827
Incremental costs on modification of terms of awards					¥ 5,678	¥ 98,153
Minimum
Share-based compensation
Vesting period of share-based awards	7 years
Maximum
Share-based compensation
Vesting period of share-based awards	10 years
Options
Share-based compensation
Incremental costs on modification of terms of awards	¥ 153,139
The 2017 Plan
Share-based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards				195,127,549
Contractual term of share-based awards	P10Y			P7Y
Vesting period of share-based awards				4 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date				15.00%
Vesting percentage of of share-based awards, second anniversary of the vesting commencement date				25.00%
Vesting percentage of of share-based awards, third anniversary of the vesting commencement date				25.00%
Vesting percentage of of share-based awards, fourth anniversary of the vesting commencement date				35.00%
The 2017 Plan | Directors and executive officers
Share-based compensation
Granted		66,711,066
The 2017 Plan | Certain senior management
Share-based compensation
Granted		63,501,066
Share-based compensation expense					¥ 19,572,000
The 2021 Plan
Share-based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards				116,906,908
Contractual term of share-based awards	P10Y			P7Y
Vesting period of share-based awards				4 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date				15.00%
Vesting percentage of of share-based awards, second anniversary of the vesting commencement date				25.00%
Vesting percentage of of share-based awards, third anniversary of the vesting commencement date				25.00%
Vesting percentage of of share-based awards, fourth anniversary of the vesting commencement date				35.00%